SEGMENT REPORTING (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Summary of Operating Segments
The segment reporting as of the indicated dates is detailed below:

Items	Banks	Naranja X	Insurance	Other Businesses	Adjustments	03.31.25
ASSETS
Cash and Due from Banks	5,899,125,883	197,470,847	4,053,918	248,205,791	(187,267,679)	6,161,588,760
Debt Securities at Fair Value through Profit or Loss	787,100,475	—	414,507,981	136,529,960	(6,791,575)	1,331,346,841
Derivative Financial Instruments	12,114,688	11,500,000	—	—	(11,500,000)	12,114,688
Repurchase Transactions	61,043,621	40,739,489	—	—	(40,682,718)	61,100,392
Other Financial Assets	1,394,740,448	661,300,647	162,666,978	174,633,534	(69,486,336)	2,323,855,271
Loans and Other Financing	12,529,224,675	4,024,600,822	—	24,129,900	(93,872,125)	16,484,083,272
Other Debt Securities	4,573,626,525	237,487,755	105,315,049	101,268,886	(115,843,131)	4,901,855,084
Financial Assets Pledged as Collateral	974,632,059	89,530,404	—	22,566,212	—	1,086,728,675
Current Income Tax Assets	16	—	934,971	—	—	934,987
Investments in Equity Instruments	48,601,507	—	2,572,570	21,582,649	—	72,756,726
Investments in Subsidiaries, Associates and Joint Ventures	901,187	—	—	1,022,109	—	1,923,296
Property, Plant and Equipment	1,015,600,480	74,276,471	7,140,898	2,573,202	—	1,099,591,051
Intangible Assets	280,339,109	19,368,571	19,807,221	2,519,899	—	322,034,800
Deferred Income Tax Assets	281,482,664	108,279,433	93,553,024	10,679,834	—	493,994,955
Assets from Insurance Contracts	—	—	36,437,770	—	—	36,437,770
Reinsurance Contract Assets	—	—	60,810,309	—	—	60,810,309
Other Non-financial Assets	253,559,637	21,173,519	17,620,309	54,347,631	—	346,701,096
Non-current Assets Held for Sale	15,770,220	—	—	—	—	15,770,220
Total Assets	28,127,863,194	5,485,727,958	925,420,998	800,059,607	(525,443,564)	34,813,628,193

Items	Bank	Naranja X	Insurance	Other Businesses	Adjustments	03.31.25
LIABILITIES
Deposits	17,908,359,527	1,520,018,089	—	—	(207,528,044)	19,220,849,572
Liabilities at Fair Value through Profit or Loss	59,471,819	2,370,900	—	2,848,760	(2,848,760)	61,842,719
Derivative Financial Instruments	30,804,382	—	—	—	(11,500,000)	19,304,382
Repurchase Transactions	111,695,652	40,682,718	—	—	(40,682,718)	111,695,652
Other Financial Liabilities	2,410,958,157	2,079,004,972	—	270,926,272	(1,972,024)	4,758,917,377
Financing from the Argentine Central Bank and Other Financial Institutions	125,549,583	480,982,561	—	—	(88,883,655)	517,648,489
Issued Debt Securities	859,362,453	223,438,044	—	—	(21,365,820)	1,061,434,677
Current Income Tax Liabilities	37,479,677	83,448,217	12,701,517	43,616,176	—	177,245,587
Subordinated Debt Securities	372,710,547	—	—	—	(101,268,886)	271,441,661
Provisions	322,481,823	1,835,636	11,962,361	3,334,869	—	339,614,689
Deferred Income Tax Liabilities	114,200,856	—	—	5,001,717	—	119,202,573
Liabilities from Insurance Contracts	—	—	698,955,685	—	(32,483)	698,923,202
Reinsurance Contracts Liabilities	—	—	918,924	—	—	918,924
Other Non-Financial Liabilities	460,762,622	135,949,734	54,373,829	102,478,305	(49,361,174)	704,203,316
Total Liabilities	22,813,837,098	4,567,730,871	778,912,316	428,206,099	(525,443,564)	28,063,242,820

Items	Bank	Naranja X	Insurance	Other Businesses	Adjustments	12.31.24
ASSETS
Cash and Due from Banks	7,152,584,709	71,731,758	10,598,910	255,869,731	(167,971,875)	7,322,813,233
Debt Securities at Fair Value through Profit or Loss	1,111,058,332	—	460,423,840	77,835,002	(11,390,192)	1,637,926,982
Derivative Financial Instruments	6,109,087	—	—	—	(1,591,184)	4,517,903
Repurchase Transactions	44,280,445	—	—	—	(44,280,445)	—
Other Financial Assets	666,140,739	926,139,233	167,479,145	133,732,808	(8,319,528)	1,885,172,397
Loans and Other Financing	11,982,019,840	3,761,318,495	(36,387,667)	21,867,243	(107,793,940)	15,621,023,971
Other Debt Securities	4,510,859,444	271,909,689	81,893,025	103,486,776	(103,486,774)	4,864,662,160
Financial Assets Pledged as Collateral	1,344,899,784	244,646,808	—	22,070,793	—	1,611,617,385
Current Income Tax Assets	—	—	227,168	—	—	227,168
Investments in Equity Instruments	34,118,336	—	2,702,279	8,872,685	—	45,693,300
Investments in Subsidiaries, Associates and Joint Ventures	4,438,050	—	—	—	—	4,438,050
Property, Plant and Equipment	996,122,450	74,918,663	6,910,710	2,876,313	—	1,080,828,136
Intangible Assets	287,811,852	19,254,900	19,615,429	3,895,842	—	330,578,023
Deferred Income Tax Assets	241,368,927	84,471,452	104,431,318	12,711,771	—	442,983,468
Assets from Insurance Contracts	—	—	37,178,393	—	—	37,178,393
Reinsurance Contract Assets	—	—	59,124,372	—	—	59,124,372
Other Non-financial Assets	258,290,562	22,739,637	8,000,735	50,895,889	161	339,926,984
Non-current Assets Held for Sale	15,770,279	—	—	—	—	15,770,279
Total Assets	28,655,872,836	5,477,130,635	922,197,657	694,114,853	(444,833,777)	35,304,482,204

Items	Bank	Naranja X	Insurance	Other Businesses	Adjustments	12.31.24
LIABILITIES
Deposits	18,867,192,736	1,539,768,480	—	—	(175,833,285)	20,231,127,931
Liabilities at Fair Value through Profit or Loss	—	—	—	13,155,051	(3,377,836)	9,777,215
Derivative Financial Instruments	5,208,985	4,711,900	—	—	(1,591,186)	8,329,699
Repurchase Transactions	423,095,210	44,280,285	—	—	(44,280,285)	423,095,210
Other Financial Liabilities	1,541,112,074	2,083,512,078	40,510	244,826,176	(1,377,845)	3,868,112,993
Financing from the Argentine Central Bank and Other Financial Institutions	89,451,697	493,105,198	—	14	(102,920,095)	479,636,814
Issued Debt Securities	741,855,224	274,570,975	—	90,975,963	(11,390,192)	1,096,011,970
Current Income Tax Liabilities	88,570,236	48,317,801	7,527,724	30,161,916	—	174,577,677
Subordinated Debt Securities	392,404,519	—	—	—	(103,486,774)	288,917,745
Provisions	449,246,841	1,765,984	(24,356,594)	3,921,803	—	430,578,034
Deferred Income Tax Liabilities	124,071,499	—	15,531,263	9,309,171	—	148,911,933
Liabilities from Insurance Contracts	—	—	723,274,097	—	(49,430)	723,224,667
Reinsurance Contracts Liabilities	—	—	—	—	—	—
Other Non-Financial Liabilities	569,332,721	134,123,035	68,348,738	67,549,429	(526,849)	838,827,074
Total Liabilities	23,291,541,742	4,624,155,736	790,365,738	459,899,523	(444,833,777)	28,721,128,962

Items	Bank	Naranja X	Insurance	Other Businesses	Adjustments	03.31.25
Net Income from Interest	806,410,801	264,581,127	10,308,910	2,083,845	(14,269,583)	1,069,115,100
Net Fee Income	219,990,322	147,203,669	—	79,839	(5,539,065)	361,734,765
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	111,138,193	53,057,794	1,180,557	39,244,623	15,732,979	220,354,146
Income from Derecognition of Assets Measured at Amortized Cost	25,432,573	4,045,452	—	—	—	29,478,025
Exchange Rate Differences on Foreign Currency	15,823,319	(5,038,386)	2,235,395	3,048,099	—	16,068,427
Other Operating Income	66,726,881	42,589,324	3,725,984	61,193,750	(8,342,898)	165,893,041
Insurance Business Result	—	—	18,426,411	—	9,443,631	27,870,042
Impairment Charge	(244,403,505)	(156,254,542)	(90,524)	—	—	(400,748,571)
Personnel Expenses	(167,677,182)	(50,658,967)	(7,459,762)	(8,379,738)	—	(234,175,649)
Administrative Expenses	(206,489,752)	(52,907,851)	(2,875,389)	(6,161,898)	1,881,176	(266,553,714)
Depreciation of Assets	(54,091,317)	(7,452,828)	(31,687)	(450,699)	—	(62,026,531)
Other Operating Expenses	(190,552,086)	(79,910,730)	(13,246,445)	(12,893,634)	62,821	(296,540,074)
Loss on Net Monetary Position	(310,235,555)	(56,457,686)	(2,740,717)	(22,079,472)	—	(391,513,430)
Operating Income	72,072,692	102,796,376	9,432,733	55,684,715	(1,030,939)	238,955,577
Share of Profit from Associates and Joint Ventures	(3,212,017)	—	—	(530,537)	—	(3,742,554)
Income before Taxes on Continuing Operations	68,860,675	102,796,376	9,432,733	55,154,178	(1,030,939)	235,213,023
Income Tax on Continuing Operations	(15,967,981)	(38,602,676)	138,236	(18,152,789)	—	(72,585,210)
Net Income from Continuing Operations	52,892,694	64,193,700	9,570,969	37,001,389	(1,030,939)	162,627,813
Net Income	52,892,694	64,193,700	9,570,969	37,001,389	(1,030,939)	162,627,813
Other Comprehensive Income (Loss)	(112,502,983)	800,155	(3,112,422)	(126,094,604)	141,285,407	(99,624,447)
Total Comprehensive Income Attributable to Parent company´s owners	(56,110,552)	64,913,839	6,409,894	(89,093,215)	136,836,476	62,956,442
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	(3,499,737)	80,016	48,653	—	3,417,992	46,924

Items	Bank	Naranja X	Insurance	Other Businesses	Adjustments	03.31.24
Net Income from Interest	1,821,875,056	297,260,168	18,206,265	(2,068,656)	11,002,677	2,146,275,510
Net Fee Income	152,634,720	100,283,321	—	1,345,689	(748,400)	253,515,330
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	118,119,413	29,744,093	7,992,254	42,449,963	85,184	198,390,907
Income from Derecognition of Assets Measured at Amortized Cost	131,684,928	4,585,216	—	—	—	136,270,144
Exchange Rate Differences on Gold and Foreign Currency	44,934,181	4,142,646	8,459,387	(355,818)	—	57,180,396
Other Operating Income	77,812,627	26,215,887	6,823,647	38,493,755	(3,461,666)	145,884,250
Insurance Business Result	—	—	16,076,205	—	2,966,379	19,042,584
Impairment Charge	(82,265,994)	(61,543,207)	(964)	—	—	(143,810,165)
Personnel Expenses	(133,954,251)	(45,569,438)	(14,580,093)	(9,169,411)	—	(203,273,193)
Administrative Expenses	(121,513,991)	(50,238,200)	(10,443,230)	(4,519,302)	175,685	(186,539,038)
Depreciation and Impairment of Assets	(35,157,754)	(7,390,568)	(2,700,466)	(474,167)	—	(45,722,955)
Other Operating Expenses	(335,454,203)	(68,261,009)	(90,552,844)	(10,739,505)	—	(505,007,561)
Loss on Net Monetary Position	(1,033,790,952)	(187,801,943)	(9,306,090)	(52,946,910)	—	(1,283,845,895)
Operating Income	604,923,780	41,426,966	(70,025,929)	2,015,638	10,019,859	588,360,314
Share of Profit from Associates and Joint Ventures	4,079,580	—	—	(6,266,082)	—	(2,186,502)
Income before Taxes on Continuing Operations	609,003,360	41,426,966	(70,025,929)	(4,250,444)	10,019,859	586,173,812
Income Tax on Continuing Operations	(222,668,405)	(6,154,640)	32,784,808	(4,242,874)	—	(200,281,111)
Net Income from Continuing Operations	386,334,955	35,272,326	(37,241,121)	(8,493,318)	10,019,859	385,892,701
Net Income	386,334,955	35,272,326	(37,241,121)	(8,493,318)	10,019,859	385,892,701
Other Comprehensive Income (Loss)	35,359	(642,954)	367,904	(535,730)	370,034	(405,387)
Total Comprehensive Income Attributable to Parent company´s owners	386,370,314	34,629,372	(36,709,497)	(9,029,048)	10,389,893	385,651,034
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	—	—	(163,720)	—	—	(163,720)